Segment information - Summary of Disaggregation of sales by markets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Sales By Markets [Line Items]
Revenue	€ 50,724	€ 51,980	€ 50,982
Emerging markets [Member]
Disaggregation Of Sales By Markets [Line Items]
Revenue	29,281	31,021	29,654
Developed markets [Member]
Disaggregation Of Sales By Markets [Line Items]
Revenue	€ 21,443	€ 20,959	€ 21,328